Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [text block] [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015
Administrative fees	$60,000	$60,000	$60,000
Consulting	48,000	48,000	100,200
Stock-based compensation	40,211	933,616	239,875
Wages and benefits	512,490	587,041	558,320
	$660,701	$1,628,657	$958,395